Leases - Summary of Undiscounted Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 5,859	$ 6,047
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	2,348	2,026
Later than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 3,511	$ 4,021